Schedule of summary of options outstanding and exercisable (Details)	6 Months Ended
Aug. 31, 2026 $ / shares shares
IfrsStatementLineItems [Line Items]
Number of options outstanding	7,650,000
Number of options exercisable	3,525,000
Options One [Member]
IfrsStatementLineItems [Line Items]
Expiry Date	Dec. 29, 2026
Number of options outstanding	150,000
Number of options exercisable	150,000
Exercise price | $ / shares	$ 0.40
Life remaining	3 months 29 days
Options Two [Member]
IfrsStatementLineItems [Line Items]
Expiry Date	Apr. 16, 2027
Number of options outstanding	250,000
Number of options exercisable	250,000
Exercise price | $ / shares	$ 0.40
Life remaining	7 months 17 days
Options Three [Member]
IfrsStatementLineItems [Line Items]
Expiry Date	Jul. 10, 2027
Number of options outstanding	150,000
Number of options exercisable	150,000
Exercise price | $ / shares	$ 0.40
Life remaining	10 months 9 days
Options Four [Member]
IfrsStatementLineItems [Line Items]
Expiry Date	Dec. 29, 2028
Number of options outstanding	1,800,000
Number of options exercisable	1,800,000
Exercise price | $ / shares	$ 0.40
Life remaining	2 years 3 months 29 days
Options Five [Member]
IfrsStatementLineItems [Line Items]
Expiry Date	Dec. 29, 2028
Number of options outstanding	4,700,000
Number of options exercisable	1,175,000
Exercise price | $ / shares	$ 0.90
Life remaining	2 years 3 months 29 days
Options Six [Member]
IfrsStatementLineItems [Line Items]
Expiry Date	Dec. 29, 2028
Number of options outstanding	300,000
Number of options exercisable
Exercise price | $ / shares	$ 0.98
Life remaining	2 years 3 months 29 days
Options Seven [Member]
IfrsStatementLineItems [Line Items]
Expiry Date	Dec. 29, 2028
Number of options outstanding	300,000
Number of options exercisable
Exercise price | $ / shares	$ 2.00
Life remaining	2 years 3 months 29 days